Fixed Assets (Details 1) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements Property Plant And Equipement Gross		$ 216,175,636	$ 165,708,159
Accumulated depreciation and amortization		21,579,365	(12,076,025)
Vessels, vessel upgrades and capitalized dry docking, net		194,596,271	153,632,134
Property, Plant and Equipment, Gross		3,116,351	3,003,453
Accumulated depreciation		(558,733)	(447,214)
Other fixed assets, net		2,557,618	2,556,239
Total fixed assets, net	225,179,262	197,153,889	156,188,373
Vessels and Vessel upgrades [Member]
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements Property Plant And Equipement Gross		211,458,792	161,722,600
Capitalized Dry Docking [Member]
Property, Plant and Equipment [Line Items]
Vessels And Vessel Improvements Property Plant And Equipement Gross		4,716,844	3,985,559
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		2,541,085	2,541,085
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		268,313	268,313
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 306,953	$ 194,055